File No. 33-08214

811-04813

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 208  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 208  [X]

(Check appropriate box or boxes.)

BNY Mellon Investment Funds I

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 ___ on (date) pursuant to paragraph (b)

 ___ days after filing pursuant to paragraph (a)(1)

 ___ on (date) pursuant to paragraph (a)(1)

 ___ days after filing pursuant to paragraph (a)(2)

 ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A only affects the Registration Statement of the series listed below:

BNY Mellon Diversified Emerging Markets Fund

BNY Mellon International Equity Fund

BNY Mellon Small Cap Growth Fund

BNY Mellon Small Cap Value Fund

BNY Mellon Small/Mid Cap Growth Fund

BNY Mellon Tax Sensitive Total Return Bond Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 7th day of February, 2020.

BNY Mellon Investment Funds I

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	2/7/20
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	2/7/20

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	2/7/20

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	2/7/20

Francine J. Bovich

/s/ Andrew J. Donohue*	Board Member	2/7/20
Andrew J. Donohue
/s/ Kenneth A. Himmel*	Board Member	2/7/20

Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Board Member	2/7/20

Stephen J. Lockwood

/s/ Roslyn M. Watson*	Board Member	2/7/20

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	2/7/20

Benaree Pratt Wiley

*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.